LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED SEPTEMBER 16, 2020

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED DECEMBER 27, 2019

OF THE FUNDS LISTED IN SCHEDULE A

The following replaces the introductory narrative, fee table and footnotes and expense example in the section of the Summary Prospectus and Prospectus of Western Asset Tax Free Reserves entitled “Fees and expenses of the fund”:

The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class N	Service Shares
Maximum sales charge (load) imposed on purchases	None	None	None
Maximum deferred sales charge (load)[1]	None	None	None
Small account fee[2]	$15	$15	N/A

Annual fund operating expenses (%)[3]
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class N	Service Shares
Management fees[3]	0.45	0.45	0.45
Distribution and/or service (12b-1) fees	0.07[4]	0.15[4]	0.50
Other expenses	0.22[5]	0.61[5]	2.91[6]
Total annual fund operating expenses[3]	0.74	1.21	3.86
Fees waived and/or expenses reimbursed[7]	(0.14)	(0.46)	(2.86)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.60	0.75	1.00

[1]

If acquired by exchange, you will be subject to the contingent deferred sales charge, if any, of the original fund’s shares (except for shares held through accounts where Legg Mason Investor Services, LLC is the broker-dealer of record), which could be up to 1.00%. There is no contingent deferred sales charge after 18 months from the date you purchased such shares of the original fund.

[2]

If the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[3]

The fund is a feeder fund that invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Tax Free Reserves Portfolio. Provisions in the fund’s management agreement require the aggregate management fee of the fund and Tax Free Reserves Portfolio not to exceed 0.45%. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to Tax Free Reserves Portfolio.

[4]

Class A shares and Class N shares may pay a fee of up to 0.10% and 0.25%, respectively, of average daily net assets pursuant to the fund’s Rule 12b-1 plan. Effective September 16, 2020, the Board of Trustees has determined that, such payments shall not exceed 0.07% and 0.15% of average daily net assets attributable to Class A shares and Class N shares, respectively. These arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ approval.

[5]	“Other expenses” have been restated to reflect current expenses.

[6]	“Other expenses” for Service Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.60% for Class A shares, 0.75% for Class N shares and 1.00% for Service Shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ approval. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•

Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	61	222	397	904
Class N (with or without redemption at end of period)	77	339	621	1,426
Service Shares (with or without redemption at end of period)	102	914	1,745	3,905

The fund is a feeder fund that invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.

The following replaces the introductory narrative, fee table and footnotes and expense example in the section of the Summary Prospectus and Prospectus of Western Asset New York Tax Free Money Market Fund entitled “Fees and expenses of the fund”:

The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class N	Service Shares
Maximum sales charge (load) imposed on purchases	None	None	None
Maximum deferred sales charge (load)	None[1]	None	None
Small account fee	$15[2]	$15[2]	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class N	Service Shares
Management fees	0.45	0.45	0.45
Distribution and/or service (12b-1) fees	0.10	0.13[3]	0.50
Other expenses	0.18[4]	0.39[4]	2.87[5]
Total annual fund operating expenses	0.73	0.97	3.82
Fees waived and/or expenses reimbursed[6]	(0.13)	(0.22)	(2.82)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.60	0.75	1.00

[1]

If acquired by exchange, you will be subject to the contingent deferred sales charge, if any, of the original fund’s shares (except for shares held through accounts where Legg Mason Investor Services, LLC is the broker-dealer of record), which could be up to 1.00%. There is no contingent deferred sales charge after 18 months from the date you purchased such shares of the original fund.

[2]

If the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[3]

Class N shares may pay a fee of up to 0.25% of average daily net assets pursuant to the fund’s Rule 12b-1 plan. Effective September 16, 2020, the Board of Trustees has determined that, such payments shall not exceed 0.13% of average daily net assets attributable to Class N shares. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ approval.

[4]	“Other expenses” have been restated to reflect current expenses.

[5]	“Other expenses” for Service Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[6]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.60% for Class A shares, 0.75% for Class N shares and 1.00% for Service Shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ approval. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•

Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	61	220	393	894
Class N (with or without redemption at end of period)	77	287	515	1,171
Service Shares (with or without redemption at end of period)	102	906	1,729	3,874

Additionally, the section of the Funds’ Prospectus entitled “More on fund management – Distribution” is deleted in its entirety and replaced with the following

Legg Mason Investor Services, LLC (“LMIS”), an indirect, wholly-owned broker/dealer subsidiary of Franklin Resources, serves as each fund’s sole and exclusive distributor.

Each fund has adopted a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plan, each fund pays distribution and/or service fees, based on annualized percentages of average daily net assets, of up to 0.10% for Class A shares, 0.25% for Class N shares, 0.50% for Service Shares, 0.10% for Investor Shares and 0.20% for Administrative Shares (as applicable). With respect to Investor Shares, the Board has determined that such payments shall not exceed 0.05% of average daily net assets attributable to Investor Shares. Additionally, effective September 16, 2020, the Board has determined that such payments for Class A shares and Class N Shares of Tax Free Reserves shall not exceed 0.07% and 0.15% of average daily net assets attributable to such class and such payments for Class N shares of New York Tax Free Money Market Fund shall not exceed 0.13% of average daily net assets attributable to such class.

These arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ approval. From time to time, LMIS and/or financial intermediaries may agree to a reduction or waiver of these fees. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges. Select Shares are not subject to distribution and/or service fees under the plan.

Schedule A

Western Asset Tax Free Reserves

Western Asset New York Tax Free Money Market Fund

Please retain this supplement for future reference.

WASX618370

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